Note 20 - Trade Receivables - Aging of Our Current Trade Receivables (Details) - BRL (R$) R$ in Millions	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Trade receivables	R$ 5,306.9	R$ 4,861.0
Bad debt provision	(668.3)	(676.5)
Net, trade receivables	4,638.6	4,184.5
Current [member]
Statement Line Items [Line Items]
Trade receivables	4,203.8	3,925.9
Bad debt provision	(10.4)	(5.8)
Net, trade receivables	4,193.4	3,920.1
Less than one month [member]
Statement Line Items [Line Items]
Trade receivables	358.2	187.5
Bad debt provision	0.0	0.0
Net, trade receivables	358.2	187.5
Later than one month and not later than two months [member]
Statement Line Items [Line Items]
Trade receivables	52.1	53.2
Bad debt provision	0.0	0.0
Net, trade receivables	52.1	53.2
Later than two months and not later than three months [member]
Statement Line Items [Line Items]
Trade receivables	31.5	19.0
Bad debt provision	(2.3)	(4.3)
Net, trade receivables	29.2	14.7
Later than three months and less than six months [member]
Statement Line Items [Line Items]
Trade receivables	21.9	38.2
Bad debt provision	(16.2)	(29.2)
Net, trade receivables	5.7	9.0
Later than six months and less than 12 months [member]
Statement Line Items [Line Items]
Trade receivables	33.8	71.1
Bad debt provision	(33.8)	(71.1)
Net, trade receivables	0.0	0.0
Later than a year [member]
Statement Line Items [Line Items]
Trade receivables	605.6	566.1
Bad debt provision	(605.6)	(566.1)
Net, trade receivables	R$ 0.0	R$ 0.0